Income tax expense - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income taxes related to prior years	$ 926	$ (90)	$ 10
Increase (decrease) in deferred tax liability (asset)	2,783
Deferred Tax Assets, Research And Development Tax Credit, Adjustment	$ 25,700
Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	13.70%	13.68%	11.00%
Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	21.00%	21.00%	27.00%
Weighted Average
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Weighted average tax rate	13.40%	13.80%	11.50%